Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail) - $ / shares	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding Beginning balance	395,147	704,818	741,060
Equity cash-out payment			(10,000)
Exercised	(138,147)	(226,853)
Forfeited	0	(82,818)	(26,242)
Outstanding Ending balance	257,000	395,147	704,818
Outstanding Beginning balance	$ 1.13	$ 1.14	$ 1.13
Equity cash-out payment			1
Exercised	0.94	0.78
Forfeited	0	1.43	1.11
Outstanding Ending balance	$ 1.09	$ 1.13	$ 1.14